As filed with the Securities and Exchange Commission  on February 27, 1997

Registration No. 33-90952
811-9012

	U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

	REGISTRATION STATEMENT UNDER
	THE SECURITIES ACT OF 1933
    	[ ] Pre-Effective Amendment No.	[X] Post-Effective Amendment No. 3


REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, AS AMENDED
	Amendment No.  3  [X]

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

(212) 723-9218
Area Code and Telephone Number

Christina T. Sydor
Secretary
	388 Greenwich Street New York, New York  10013
	(Name and Address of Agent for Service)

copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

   X    		Immediately upon filing pursuant to Rule 485(b)
_____		on _____, pursuant to Rule 485(b)
           		60 days after filing pursuant to Rule 485(a)
_____		on ----, pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940,
as amended.  Registrant's Rule 24f-2 Notice for the fiscal year ended     May
31, 1996 was filed on November 26, 1996    .


	CALCULATION OF REGISTRATION FEE
Title of                           Share           Proposed
securities                        Amount           Maximum
being                              being          offering
registered                        registered      price per
                                                     share

Retirement                    1,263,890,914            $1.00
Portfolio-Class A

Government                    378,769,977             $1.00
Portfolio-Class A

Municipal                       249,124,390             $1.00
Portfolio Class A


During its fiscal year ended May 31, 1996, the Cash Portfolio redeemed 1,263,890,914 Class A shares of common shares. During its current fiscal year, the fund did not use any Class A shares of the Cash Portfolio it redeemed during its fiscal year ended May 31, 1996, for a reduction pursuant to Rule 24f-2(c).

During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended May 31, 1996, the Government Portfolio redeemed 378,769,977 Class A shares of common shares. During its current fiscal year, the fund did not use any Class A shares of the Government Portfolio it redeemed during its fiscal year ended May 31, 1996, for a reduction pursuant to Rule 24f-2(c).

During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended May 31, 1996 the Municipal Portfolio redeemed 249,124,390 Class A shares of common shares. During its current fiscal year the fund did not use any class A shares of the Municipal Portfolio it redeemed during its fiscal year ended May 31, 1996 for a reduction pursuant to Rule 24f-2(c)

During its current fiscal year, the fund filed no other post-effective amendments for the purpose of the reduction to Rule 24e-2(a).





SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

	Front Cover

	Contents Page

	Cross-Reference Sheet

	Part A - Prospectus

	Part B - Statement of Additional Information

	Part C - Other Information

	Signature Page





SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
FORM N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)


Part A            						Cash Portfolio
Item No.							Government Portfolio
								Municipal Portfolio
								Prospectus Heading

1.	Cover Page..........................................		Cover Page

2.	Synopsis.............................................		Fee Table

3.	Condensed Financial Information...............		Financial
Highlights

4.	General Description of Registrant..............		Cover Page;
Investment
								Objectives and Policies;
								Yield Information; Additional
								Information

5.	Management of the Fund.........................		Introduction; Fee
Table;
								Management of the Fund;
								Distributor

6.	Capital Stock and Other Securities.............		Dividends,
Automatic
								Reinvestment and Taxes;
								Additional Information

7.	Purchase of Securities Being Offered..........		Purchase of
Shares; Valuation
								of Shares

8. 	Redemption or Repurchase.......................		Redemption of
Shares

9.	Pending Legal Proceedings......................		Not applicable



Part B							Cash Portfolio
Item No.						Government Portfolio
							Municipal Portfolio
							Heading in Statement of
							Additional Information

10.	Cover Page..........................................	Cover Page

11.	Table of Contents...................................	Table of Contents

12.	General Information and History................	Management Agreement,
Plan of
							Distribution and Other Services; See
							Prospectus "Cover Page", and
							"Additional Information"

13.	Investment Objectives and Policies..............	Investment
Objectives and Policies

14.	Management of the Fund..........................	Management
Agreement, Plan of
							Distribution and Other Services; See
							Prospectus "Management of the Fund"

15.	Control Persons and Principal Holders
	of Securities..........................................	Management
Agreement, Plan of
							Distribution and Other Services; See
							Prospectus "Management of the Fund"

16.	Investment Advisory and Other Services.......	Management Agreement,
Plan of
							Distribution and Other Services;
							See Prospectus "Management of
							the Fund", "Distributor" and
							"Additional Information"

17.	Brokerage Allocation and Other Practices......	Investment Objectives;
Management
							Agreement, Plan of Distribution and
							Other Services

18.	Capital Stock and Other Securities...............	See Prospectus
"Purchase of Shares";
							"Redemption of Shares"; and
							"Dividends, Automatic Reinvestment
							and Taxes"

19.	Purchase, Redemption and Pricing of
	Securities Being Purchased.........................	Determination of
Net Asset Value; See
							Prospectus: "Purchase of Shares";
							"Redemption of Shares"; "Valuation
							of Shares"

20. 	Tax Status.............................................	See
Prospectus- "Dividends, Automatic
							Reinvestment and Taxes"

21.	Underwriters.........................................	See Prospectus--
"Purchase of  Shares"

22.	Calculation of Performance Data.................	Yield Information;
See Prospectus
							"Yield  Information",
							"Performance Data"

23.	Financial Statements................................	Statement of
Assets and Liabilities





PART A


Part A to Post -Effective Amendment No. 2 which was filed with the Securities and Exchange Commission on behalf of the Registrant on September 27, 1996 is hereby incorporated by reference in its entirety.






PART B



Part B to Post-Effective Amendment No. 2 which was filed with the Securities and Exchange Commission on behalf of the Registrant on September 27,1996 is hereby incorporated by reference in its entirety.







SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
PART C
OTHER INFORMATION

Item 24.
Financial Statements and Exhibits

(a)	Financial Statements:

Included in Part A:

	Financial Highlights

Included in Part B:

	The Registrant's Annual Reports for the fiscal year ended May 31, 1996, including the Report of Independent Accountants dated July 17, 1996, which was filed pursuant to Rule 30b-2 of the 1933 Act on July 30, 1996 as Accession number 91155-96-000297, is incorporated by reference in its entirety.


Included in Part C:


	Consent of Independent Accountants are incorporated by reference to
Post-Effective 	Amendment No. 2 to the Registration Statement filed on
September 27,1996("Post-	Effective Amendment No. 2)


(b)	Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on April 5, 1995 (File Nos. 33-90952 and 811-9012)

	Exhibit No.		Description of Exhibits

	(1)			Articles of Incorporation of Registrant are
incorporated by
				reference to the Fund's Registration Statement

	(2)			By-Laws of Registrant are incorporated by reference to
				Pre-Effective Amendment No. 1 to the Registration
Statement
				filed on June 19, 1995 ("Pre-Effective Amendment No.
1")

	(3)			Not applicable

	(4)			Specimen Stock Certificate

	(5)			Investment Advisory Agreement between the Registrant
and
				Smith Barney Mutual Funds Management Inc. is
incorporated
				by reference to Pre-Effective Amendment No. 1

	(6)			Distribution Agreement between the Registrant and
Smith
				Barney Inc. is incorporated by reference to Pre-
Effective
				Amendment No. 1

	(7)			Not applicable

	(8)			Custody Agreement between the Registrant and PNC Bank,
				National Association is incorporated by reference to
				Pre-Effective Amendment No 1

	(9)			Form of Transfer Agency Agreement between the
Registrant
				and First Data Investor Services, Group Inc. (formerly
				The Shareholder Services Group, Inc.) is incorporated
by
				reference to Pre-Effective Amendment No. 1

	(10)(a)			Opinion and consent of Willkie Farr & Gallagher
is
				incorporated by reference to Pre-Effective Amendment
No. 1

	      (b)			Opinion and consent of Venable, Baetjer & Howard
is
				incorporated by reference to Pre-Effective Amendment
No. 1.

	(11)			    Consent of KPMG Peat Marwick LLP is incorporated
by 					 reference  to Post-Effective Amendment No. 2


	(12)			Not applicable

	(13)			Not applicable

	(14)			Not applicable

	(15)			Distribution and Service Plan under Rule 12b-1 is
incorporated
				by reference to Pre-Effective Amendment No. 1

	(16)			Performance Data

	(17)			Financial Data Schedule     is incorporated by
				reference to the Post -Effective Amendment No.2

	(18)			   Form of Rule 18f-3(d) Multiple Class Plan of the
				Registrant is incorporated by reference to the Post-
Effective 					Amendment No. 2



Item 25.	Persons Controlled by or Under Common Control with Registrant

None



Item 26.	Number of Holders of Securities

						Number of Record Holders
		Title of Series			as of January 31, 1997

		The Cash Portfolio
			Class A

   	75
			Class B					1
		The Government Portfolio
			Class A				   	38
			Class B					1
		The Municipal Portfolio
			Class A					13
			Class B					1

Item 27.	Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


Item 28.	Business and Other Connections of the Investment Advisers

Investment Adviser - - Smith Barney Mutual Funds Management Inc. ("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc., was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).



Item 29.	Principal Underwriters


Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith Barney Managed Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Concert Series Inc., Smith Barney Principal Return Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Telecommunications Trust, Smith Barney Arizona Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio N.V., Smith Barney Fundamental Value Fund Inc., Smith Barney Series Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Trust, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide Special Fund, N.V., Worldwide Securities Limited, (Bermuda), Smith Barney International Fund (Luxembourg) and various series of unit investment trusts.


Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30	.	Location of Accounts and Records

		(1)	Smith Barney Inc.
			388 Greenwich Street
			New York, New York  10013

		(2)	Smith Barney Institutional Cash Management Fund, Inc.
			388 Greenwich Street
			New York, New York  10013

		(3)	Smith Barney Mutual Funds Management Inc.
			388 Greenwich Street
			New York, New York  10013

		(4)	PNC Bank, National Association
			17th and Chestnut Streets
			Philadelphia, PA  19103

		(6)	First Data Investor Services Group
			One Exchange Place
			Boston, Massachusetts  02109

Item 31.	Management Services

		Not applicable

Item 32.	Undertakings

(a)		None

Rule 485(b) Certification

	The Registrant hereby certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.




SIGNATURES


	As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New
York, State of New York, on the     28th day of February, 1997     .



			SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.


						By:          /s/ Heath B. McLendon
							Heath B. McLendon
							Chairman of the Board
							(Chief Executive Officer)


		As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


Signature					Title					Date


/s/ Heath B. McLendon     			Chairman of the Board and
Heath B. McLendon				Director
						(Chief Executive Officer)
February 27, 1997


/s/ Jessica Bibliowicz
Jessica Bibliowicz				President and Director
February 27, 1997


/s/ Lewis E. Daidone        			Senior Vice President and
Lewis E. Daidone				Treasurer (Chief Financial and
						Accounting Officer
February 27,1997



Signature					Title				Date

/s/ Paul R. Ades*               			Director	February 27,1997
Paul R. Ades


/s/ Herbert Barg*               			Director	February 27,1997
Herbert Barg


/s/ Alger B. Chapman*       			Director	February 27, 1997
Alger B. Chapman


/s/ Dwight B. Crane*         			Director	February 27, 1997
Dwight B. Crane


/s/ Frank G. Hubbard*        			Director	February 27, 1997
Frank G. Hubbard



/s/ Jerome Miller*               			Director	February 27, 1997
Jerome Miller


/s/ Ken Miller*                   			Director	February 27, 1997
Ken Miller


/s/ John R. White*               			Director	February 27,1997
John R. White




* By: /s/ Heath B. McLendon
	Heath B. McLendon
	Attorney-in-Fact



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